Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Summary of fair values for stock-based awards granted using the Black-Scholes option pricing model
Weighted-average fair value of grants	$ 5.63	$ 5.30	$ 2.21
Risk-free interest rate (range), Minimum	1.40%	1.40%	1.10%
Risk-free interest rate (range), Maximum	3.00%	2.60%	2.70%
Dividend yield (range), Minimum	3.40%	4.20%	8.60%
Dividend yield (range), Maximum	4.90%	5.60%	24.90%
Expected life (range)	7
Expected life (range), Minimum		4	3
Expected life (range), Maximum		5	6
Expected volatility (range), Minimum	52.10%	87.00%	58.00%
Expected volatility (range), Maximum	69.00%	97.80%	93.83%